Summary of Significant Accounting Policies: Accounting Standards Updates Pending Adoption (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Accounting Standards Updates Pending Adoption

Accounting Standards Updates Pending Adoption

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a comprehensive new revenue recognition standard, Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”).  This ASU must be applied retrospectively beginning in 2017 and early adoption is not permitted.  The new guidance will supersede nearly all existing revenue recognition guidance by establishing a five step, principles-based process; however, it will not impact the accounting for insurance contracts, leases, financial instruments, and guarantees.  For those contracts that are impacted by the new guidance, ASU 2014-09 will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services.  The Company is currently evaluating the impact of ASU 2014-09 on its financial statements.

In November 2014, the FASB issued ASU No. 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity (“ASU 2014-16”), effective in 2016.  This ASU does not change the current criteria in GAAP for determining when separation of certain embedded derivative features in a hybrid financial instrument is required.  Entities will continue to evaluate whether the economic characteristics and risks of the embedded derivative feature are clearly and closely related to those of the host contract, among other relevant criteria.  The amendments clarify how current GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share.  Specifically, the amendments clarify that an entity should consider all relevant terms and features—including the embedded derivative feature being evaluated for bifurcation—in evaluating the nature of the host contract.  Furthermore, the amendments clarify that no single term or feature would necessarily determine the economic characteristics and risks of the host contract.  Rather, the nature of the host contract depends upon the economic characteristics and risks of the entire hybrid financial instrument.  The Company is currently evaluating the impact of ASU 2014-16 but does not expect it to have a material impact on its financial statements.  ASU 2014-16 must be applied to existing hybrid financial instruments as of the beginning of a reporting period on a modified retrospective basis; full retrospective application is permitted.